Related Party Transactions (Tables)	12 Months Ended
Dec. 31, 2022
Related Party [Abstract]
Aggregate Compensation to Executive Team and Directors	The aggregate compensation to the executive team and directors are as follows:

For the years ended December 31,	2022		2021
	Executive team	Directors	Executive team	Directors
Number of individuals	13	11	14	13
Base salary and annual incentive compensation	$19	$—	$22	$—
Additional short-term benefits and other	$1	$—	$1	$1
Share-based long-term incentive compensation	$32	$3	$36	$2
Value of pension and post-retirement benefits	$2	$—	$6	$—
Severance	$—	$—	$6	$—